Taxation - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Taxation [Line Items]
Effective tax rate	198.40%	2.70%	43.50%
Unrecognized tax benefits	$ 8,035	$ 16,769	$ 16,744	$ 18,784
Unrecognized tax benefits, interest on income taxes accrued	2,630	1,620	1,276
Unrecognized tax benefits, income tax penalties accrued	134	164	166
Amount of taxable temporary differences	725,029	680,616	811,957
Unrecognized deferred income tax liability, temporary difference amount	3,706	2,720	2,441
Deferred tax assets	77,273	104,538
Deferred tax assets	77,273	104,538
Net deferred tax assets	260,193	326,129
Deferred tax assets	182,920	221,591
Gross deferred tax liability	294,625	340,382
Deferred tax liabilities	111,705	118,791
Net operating loss carry forwards	529,742	554,695	508,434
Deferred tax assets, valuation allowance	113,491	92,019
Valuation allowance, deferred tax asset, increase (decrease), amount	21,472	40,043
Minimum [Member] | Taxable Entities
Taxation [Line Items]
Net deferred tax assets	182,920	221,591
Maximum [Member] | Taxable Entities
Taxation [Line Items]
Net deferred tax assets	260,193	326,129
Expire Between December 31, 2023 and December 31, 2050
Taxation [Line Items]
Net operating loss carry forwards	172,698
No Expiration Date
Taxation [Line Items]
Net operating loss carry forwards	357,044
United Kingdom
Taxation [Line Items]
Amount of taxable temporary differences	55,059	27,792	0
Unrecognized deferred income tax liability, temporary difference amount	$ 2,812	$ 1,390	$ 0